PACIFIC SELECT FUND SUPPLEMENT DATED JUNE 5, 2007

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2007

This supplement changes the Pacific Select Fund (fund) prospectus dated May 1, 2007 and must be accompanied by the fund prospectus. Remember to review the prospectus for other important information.

ABOUT THE PORTFOLIOS —

Under the Average annual total return table for the Comstock Portfolio, the footnote to the S&P 500 Index is changed to number three, and the footnote to the Russell 1000 Value Index is changed to number two. Also footnotes one and two for the Large-Cap Value Portfolio are replaced with the following:

[1]	ClearBridge Advisors, LLC (ClearBridge) assumed management of the portfolio on October 1, 2006. Salomon Brothers Asset Management Inc, an affiliate of ClearBridge, managed the portfolio from January 4, 1999 to September 30, 2006.

[2]	The Russell 1000 Value Index is an index of companies with a less-than average growth orientation. Companies in this index have lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth rates than companies in the Russell 1000 Growth Index. The fund’s benchmark was changed to the Russell 1000 Value Index due to the fund’s style of investing in value-oriented companies. Results include reinvested dividends.

The following information is added to the Portfolio manager subsection of the Short Duration Bond Portfolio:

Thomas J. Kenny, CFA, has been a managing director and co-head of Goldman Sachs’ U.S. and global fixed income teams since 2002. Mr. Kenny joined Goldman Sachs in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal and municipal funds, director of municipal research and director of the municipal bond department. Mr. Kenny received an MS from Golden Gate University and a BA from the University of California, Santa Barbara.

The information regarding Mark H. Madden in the Portfolio manager subsection of the Emerging Markets Portfolio is deleted and replaced with the following:

Justin M. Leverenz, CFA, has been a vice president and senior analyst of Oppenheimer’s global fund and international equity team since July 2004. Mr. Leverenz was the head of research for Goldman Sachs in Taiwan and head of Asian technology research pan-Asia from 2002 to 2004. Additionally, he was head of equity research Hong Kong and Taipei from 1993 to 1995 and from 1997 to 2000, respectively, and concurrently was a fund manager at Martin Currie Investment Management in Edinburgh, Scotland from 1995 to 1997. Mr. Leverenz received an MA and a BA from the University of California, San Diego.

The following is added to the Main investments subsection of the Managed Bond Portfolio and Inflation Managed Portfolio effective July 1, 2007:

The portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets, and the portfolio may also make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The portfolio does not utilize short sales to materially increase the risk profile of the portfolio.

The second paragraph of the Main investments subsection of the High Yield Bond Portfolio is deleted and replaced with the following:

The portfolio may also invest in fixed income securities that can be converted into equity securities, and may invest in preferred stocks and bonds of foreign issuers that are denominated in U.S. dollars.

The list of risks in the Risks subsection of the Inflation Managed Portfolio and Managed Bond Portfolio is amended to add short sale effective July 1, 2007, and the list of risks of the Comstock Portfolio is amended to add non-diversification.

PORTFOLIOS AT A GLANCE — The Portfolio’s Main Risks and Special Considerations subsection of the Inflation Managed Portfolio and Managed Bond Portfolio is amended to add short sale effective July 1, 2007, and the Comstock Portfolio is amended to add the following:

and non-diversification (particularly sensitive to price swings because the portfolio is classified as “non-diversified” – it may hold securities from a fewer number of issuers than a diversified portfolio).

RISKS AND SPECIAL CONSIDERATIONS — Risks and Risk Definitions sub-section - the sixth paragraph is replaced with the following:

Each portfolio may lend up to 33 1/3% of its assets to seek additional income. In connection with such lending, there is a risk of delay in return of the securities loaned or possible loss of rights in collateral should the borrower become insolvent. All loans must be secured by collateral at least equal to the value of the securities loaned. Each portfolio is subject to all investment risks associated with the holding and investment of collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. Each portfolio retains beneficial ownership and all economic benefits of the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have proxy voting rights with respect to loaned securities. Accordingly, the portfolio managers will not generally vote proxies for securities out on loan, although each has discretion to request that the portfolio’s securities lending agent call back securities which are out on loan, which provides the opportunity to vote on material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of portfolio manager, the fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

FEES AND EXPENSES — The fourth sentence of the second paragraph is replaced with the following:

To help limit fund expenses, PLFA has contractually agreed to reduce its investment advisory fees or otherwise reimburse each portfolio other than the American Funds Growth-Income Portfolio for its operating expenses (including organizational expenses, but not including advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expense and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets.

The information in the fee table regarding the American Funds Growth–Income and American Funds Growth Portfolios is replaced with the following:

					Less		Master funds
	Effective				adviser’s		advisory &	Total master
	advisory	Service	Other	Total	reimb./	Total net	other	& feeder
Portfolio[1,2]	fee	fee	expenses[3]	expenses	waiver	expenses	expenses	expenses

American Funds Growth- Income[5,6]	0.74%	0.20%	0.02%	0.96%	(0.34%)	0.62%	0.28%	0.90%
American Funds Growth [5,6]	0.74%	0.20%	0.02%	0.96%	(0.34%)	0.62%	0.34%	0.96%

Form No.	15-27890-00

PSFSUP607
85-27891-00

Supplement dated June 5, 2007 to the
Pacific Select Fund Statement of Additional Information dated May 1, 2007
This supplement revises the Pacific Select Fund (“Fund”) Statement of Additional Information dated May 1, 2007 (“SAI”) and must be preceded or accompanied by the Fund’s SAI. Remember to review the SAI for other important information.
Under the ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS — In the Diversification Versus Non-Diversification subsection, references to the Concentrated Growth Portfolio are deleted.
Under the SECURITIES AND INVESTMENT TECHNIQUES —

In the Loans of Portfolio Securities subsection, the third sentence is deleted and replaced with the following:

In addition, it is anticipated that the Portfolio may share with the lending agent some of the income received on the collateral for the loan, which may include interest received on the collateral or the premium, if any, paid for the loan.

The last three sentences are deleted and replaced with the following:

In determining whether to lend securities, the lending agent considers relevant facts and circumstances, including the creditworthiness of the borrower.

In the Short Sales subsection, the first sentence of the second paragraph is deleted and replaced with the following:

When the Portfolio makes a short sale, the Portfolio must arrange through a broker or other institution to borrow the security to deliver to the buyer; and, in so doing, the Portfolio becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

Effective July 1, 2007, in the Foreign Currency Transactions and Forward Foreign Currency Contracts subsection, the last sentence is deleted and replaced with the following:

In addition, in no event will a Portfolio (except the Diversified Bond, Managed Bond or Inflation Managed Portfolios) enter into forward contracts under this second circumstance, if, as a result, the Portfolio will have more than 25% of the value of its total assets committed to the consummation of such contracts.

Effective July 1, 2007, in the Futures Contracts and Options on Futures Contracts — Limitations subsection the following is added to the second paragraph:

However, with respect to futures contracts that are required to “cash settle”, a Portfolio is permitted to set aside or “earmark” liquid assets in an amount equal to the Portfolio’s daily marked-to-market (net) obligation, if any, (in other words, the Portfolio’s daily net liability, if any). By setting aside assets equal to only its net obligation under cash-settled futures contracts, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contracts.
Under the ORGANIZATION AND MANAGEMENT OF THE FUND  —

The following information is added under the Portfolio Management Agreements subsection following the Small-Cap Growth Portfolio chart:

Effective July 1, 2007, when determining the breakpoint rate, the combined average daily net assets of the Small-Cap Growth Portfolio and the PL Small-Cap Growth Fund of Pacific Life Funds (formerly called Pacific Funds) are aggregated.

The following changes are made under the Additional Information About the Portfolio Managers — Other Accounts Managed subsection:

All information relating to Mark H. Madden with respect to the Emerging Markets Portfolio is deleted.

The following information is added to the table beginning on page 109:

	ASSET BASED FEES

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts

Portfolio and	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	in the Accounts	Accounts	in the Accounts	Accounts	in the Accounts

Short Duration Bond
Thomas J. Kenny[1]	31	$26,361,000,000	60	$26,873,000,000	1,718	$141,596,000,000
Emerging Markets
Justin M. Leverenz[2]	2	$10,736,626,119	9	$1,124,034,389	1	$473,725,198

[1]	Numbers are as of March 31, 2007

[2]	Numbers are as of May 1, 2007
     The following information is added to the table beginning on page 112:

PERFORMANCE BASED FEES

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts

Portfolio and	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	in the Accounts	Accounts	in the Accounts	Accounts	in the Accounts

Short Duration Bond
Thomas J. Kenny[1]	None	N/A	15	$7,738,000,000	50	$19,669,000,000

[1]	Numbers are as of March 31, 2007

Form No.	15-27892-00 PSFSAI607 85-27893-00